AFFILIATE AND RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
AFFILIATE AND RELATED PARTY TRANSACTIONS
AFFILIATE AND RELATED PARTY TRANSACTIONS
Equity Method Investments
In July 2016, the Company completed the sale of a 75% interest in Newsday LLC ("Newsday") to an employee of the Company. The Company retained the remaining 25% ownership interest. Effective July 7, 2016, the operating results of Newsday are no longer consolidated with those of the Company and the Company's 25% interest in the operating results of Newsday is recorded using the equity method.
At March 31, 2018, the Company's 25% investment in Newsday and its 25% interest in i24NEWS, Altice N.V.'s 24/7 international news and current affairs channel aggregated $12,891 and $800, respectively and is included in investments in affiliates on our condensed consolidated balance sheet. The operating results of i24NEWS is also recorded using the equity method. For the three months ended March 31, 2018 and 2017, the Company recorded equity in net loss of Newsday of $9,312 and $1,510, respectively, and equity in net loss of i24NEWS of $1,130 and $1,247, respectively. In April 2018, Altice NV transferred its ownership of i24 US and i24 Europe to the Company for minimal consideration.
Affiliate and Related Party Transactions
As the transactions discussed below were conducted between subsidiaries of Altice N.V. under common control and equity method investees, amounts charged for certain services may not have represented amounts that might have been received or incurred if the transactions were based upon arm's length negotiations.
The following table summarizes the revenue and charges related to services provided to or received from subsidiaries of Altice N.V. and Newsday:

	Three Months Ended March 31,
	2018	2017
Revenue	$125	$141
Operating expenses:
Programming and other direct costs	(1,154)	(735)
Other operating expenses, net	(7,994)	(7,298)
Operating expenses, net	(9,148)	(8,033)

Interest expense (a)	—	(47,588)
Net charges	$(9,023)	$(55,480)
Capital Expenditures	$1,626	$892

(a)	In connection with the Company's IPO in June 2017, the Company converted the notes payable to affiliates and related parties into shares of the Company’s common stock at the IPO price.
Revenue
The Company recognized revenue primarily in connection with the sale of advertising to Newsday.
Programming and other direct costs
Programming and other direct costs include costs incurred by the Company for the transport and termination of voice and data services provided by a subsidiary of Altice N.V.
Other operating expenses
A subsidiary of Altice N.V. provides certain executive services, as well as consulting, advisory and other services, including, prior to the IPO, CEO, CFO and COO services, to the Company. Compensation under the terms of the agreement is an annual fee of $30,000 to be paid by the Company. Fees associated with this agreement recorded by the Company amounted to approximately $7,500, for the three months ended March 31, 2018 and 2017. As of June 20, 2017, the CEO, CFO and COO became employees of the Company and the agreement was assigned to Altice N.V. by a subsidiary of Altice N.V. This agreement will be terminated upon the completion of the Distribution discussed in Note 1.
Other operating expenses also include charges for services provided by other subsidiaries of Altice N.V. aggregating $494 and $(202), respectively, net of a credit of $482 for transition services provided to Newsday for the three months ended March 31, 2017.
Capital Expenditures
Capital expenditures include $1,626 and $892, respectively, for equipment purchases and software development services provided by subsidiaries of Altice NV.
Aggregate amounts that were due from and due to related parties are summarized below:

	March 31, 2018	December 31, 2017
Due from:
Altice US Finance S.A. (a)	$12,951	$12,951
Newsday (b)	2,558	2,713
Altice Management Americas (b)	1,271	33
i24 News (b)	4,335	4,036
Other Altice N.V. subsidiaries (b)	31	31
	$21,146	$19,764
Due to:
Altice Management International (c)	7,500	—
Newsday (b)	33	33
Altice Labs S.A. (c)	1,051	7,354
Other Altice N.V. subsidiaries (c)	2,494	3,611
	$11,078	$10,998

(a)	Represents interest on senior notes paid by the Company on behalf of the affiliate.

(b)
Represents amounts paid by the Company on behalf of the respective related party and for Newsday, the net amounts due from the related party also include charges for certain transition services provided.

(c)	Represents amounts due to affiliates for services provided to the Company.

AFFILIATE AND RELATED PARTY TRANSACTIONS
Equity Method Investments
In July 2016, the Company completed the sale of a 75% interest in Newsday LLC ("Newsday") to an employee of the Company. The Company retained the remaining 25% ownership interest. Effective July 7, 2016, the operating results of Newsday are no longer consolidated with those of the Company and the Company's 25% interest in the operating results of Newsday is recorded on the equity method.
At December 31, 2017 and 2016, the Company's 25% investment in Newsday and its 25% interest in i24NEWS, Altice N.V.'s 24/7 international news and current affairs channel aggregated $(2,649) and $5,606, respectively, and is included in investments in affiliates on our consolidated balance sheets. The operating results of Newsday and i24NEWS are recorded on the equity basis. For the years ended December 31, 2017 and 2016, the Company recorded equity in net loss of Newsday of $7,219 and $1,132, respectively, and equity in net loss of i24NEWS of $2,821 and $0, respectively.
Affiliate and Related Party Transactions
As the transactions discussed below were conducted between subsidiaries of Altice N.V. under common control and equity method investees, amounts charged for certain services may not have represented amounts that might have been received or incurred if the transactions were based upon arm's length negotiations.
The following table summarizes the revenue and charges related to services provided to or received from subsidiaries of Altice N.V. and Newsday:

	Years Ended December 31,
	2017	2016
Revenue	$1,100	$1,086
Operating expenses:
Programming and other direct costs	$(4,176)	$(1,947)
Other operating expenses, net	(33,140)	(18,854)
Operating expenses, net	(37,316)	(20,801)

Interest expense (see Note 9)(a)	(90,405)	(112,712)
Loss on extinguishment of debt and write-off of deferred financing costs (see Note 9)	(513,723)	—
Net charges	$(640,344)	$(132,427)
Capital Expenditures	$22,012	$45,886

(a)	The 2016 amount includes $10,155 related to Holdco Notes prior to the exchange in addition to the interest related to notes payable to affiliates and related parties discussed in Note 9.
Revenue
The Company recognized revenue primarily from the sale of advertising to Newsday.
Programming and other direct costs
Programming and other direct costs include costs incurred by the Company for the transport and termination of voice and data services provided by a subsidiary of Altice N.V.
Other operating expenses
Altice N.V. provides certain executive services, as well as consulting, advisory and other services, including, prior to the IPO, CEO, CFO and COO services, to the Company. Compensation under the terms of the agreement is an annual fee of $30,000 to be paid by the Company. Fees associated with this agreement recorded by the Company amounted to approximately $30,000 and $20,556, for the years ended December 31, 2017 and 2016, respectively. As of June 20, 2017, the CEO, CFO and COO became employees of the Company and the agreement was assigned to Altice N.V. by a subsidiary of Altice N.V. This agreement will be terminated upon the completion of the Distribution discussed in Note 1.
Other operating expenses also include charges for services provided by other subsidiaries of Altice N.V. aggregating $4,057 and $887, respectively, net of a credit of $917 and $2,589 related to transition services provided to Newsday for the year ended December 31, 2017 and 2016, respectively.
Capital Expenditures
Capital expenditures for the year ended December 31, 2017 include $17,434 of equipment purchased from Altice Labs S.A., and $4,578 of software development services, that were capitalized, from Altice Management International and other Altice N.V. subsidiaries.
Capital expenditures for the year ended December 31, 2016 include $44,121 of equipment purchased from Altice Management International and $1,025 from another Altice N.V. subsidiary. In addition, the Company acquired certain software development services that were capitalized from Altice Labs S.A. aggregating $740.
Aggregate amounts that were due from and due to related parties are summarized below:

	December 31,
	2017	2016
Due from:
Altice US Finance S.A. (a)	$12,951	$12,951
Newsday (b)	2,713	6,114
Altice Management Americas (b)	33	3,117
i24NEWS (b)	4,036	—
Other Altice N.V. subsidiaries (b)	31	—
	$19,764	$22,182
Due to:
CVC 3BV (c)	$—	$71,655
Neptune Holdings US LP (c)	—	7,962
Altice Management International (d)	—	44,121
Newsday (b)	33	275
Altice Labs S.A. (d)	7,354	866
Other Altice N.V. subsidiaries (e)	3,611	2,484
	$10,998	$127,363

(a)	Represents interest on senior notes paid by the Company on behalf of the affiliate.

(b)
Represents amounts paid by the Company on behalf of the respective related party and for Newsday, the net amounts due from the related party also include charges for certain transition services provided.

(c)	Represents distributions payable to stockholders.

(d)	Amounts payable as of December 31, 2016 primarily represent amounts due for equipment purchases and/or software development services discussed above.

(e)	Represents amounts due to affiliates for services provided to the Company.
The table above does not include notes payable to affiliates and related parties of $1,750,000 and the related accrued interest of $102,557 as of December 31, 2016, respectively, which is reflected in accrued interest in the Company's balance sheet. See discussion in Note 9.
In the second quarter of 2017, prior to the Company's IPO, the Company declared and paid cash distributions aggregating $839,700 to stockholders, $500,000 of which were funded with proceeds from borrowings under CSC Holdings' revolving credit facility. In 2016, the Company declared cash distributions of $445,176, of which $365,559 were paid in 2016 and $79,617 were paid in the first quarter of 2017.